Financial instruments carried at fair value (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments carried at Fair Value [Abstract]
Financial instruments carried at fair value	Financial instruments carried at fair value

	Jun 30, 2026			Dec 31, 2025
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	71,176	93,621	11,792	64,552	78,554	10,705
Trading securities	68,093	81,646	4,340	62,958	63,987	3,635
Other trading assets	3,083	11,975	7,452	1,593	14,567	7,070
Positive market values from derivative financial instruments	2,955	265,368	7,570	1,273	233,373	7,008
Non-trading financial assets mandatory at fair value through profit or loss	1,707	135,771	4,912	1,570	117,244	5,681
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	25,609	20,240	2,691	25,262	16,034	2,348
Other financial assets at fair value	1,592	(1,378)[1]	22	1,594	(821)[1]	22
Total financial assets held at fair value	103,039	513,621	26,988	94,250	444,384	25,764

Financial liabilities held at fair value:
Trading liabilities	36,277	11,618	54	33,727	9,127	25
Trading securities	36,276	9,547	22	33,727	7,391	23
Other trading liabilities	—	2,071	32	—	1,735	2
Negative market values from derivative financial instruments	4,184	250,497	5,489	2,770	217,119	5,938
Financial liabilities designated at fair value through profit or loss	938	138,848	4,647	154	109,354	5,547
Investment contract liabilities	—	512	—	—	469	—
Other financial liabilities at fair value	418	526[1]	86[2]	375	(193)[1]	36[2]
Total financial liabilities held at fair value	41,817	402,001	10,277	37,025	335,875	11,547
[1]Predominantly relates to derivatives qualifying for hedge accounting
[2]Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and classification presented in this table is consistent with the classification of the host contract

Reconciliation of financial instruments classified in Level 3	Reconciliation of financial instruments classified in Level 3
Reconciliation of financial instruments classified in Level 3

	Jun 30, 2026
in € m.	Balance, beginning of year	Changes in the group of consolidated companies	Total gains/ losses[1]	Purchases	Sales	Issuances[2]	Settlements[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,635	—	278	1,531	(955)	—	(179)	531	(500)	4,340
Positive market values from derivative financial instruments	7,008	—	383				609	1,497	(1,927)	7,570
Other trading assets	7,070	—	(18)	1,130	(2,242)	2,145	(1,167)	765	(231)	7,452
Non-trading financial assets mandatory at fair value through profit or loss	5,681	—	299	1,585	(357)	167	(2,176)	69	(356)	4,912
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	2,348	—	50[5]	484	(116)	1,297	(1,360)	64	(75)	2,691
Other financial assets at fair value	22	—	3	—	—		—	—	(3)	22
Total financial assets held at fair value	25,764	—	994[6,7]	4,729	(3,670)	3,610	(4,274)	2,926	(3,093)	26,988
Financial liabilities held at fair value:
Trading securities	23	—	(1)				—	—	—	22
Negative market values from derivative financial instruments	5,938	—	(40)				285	1,150	(1,844)	5,489
Other trading liabilities	2	—	(2)				15	19	(2)	32
Financial liabilities designated at fair value through profit or loss	5,547	—	35			2,034	(669)	425	(2,725)	4,647
Other financial liabilities at fair value	36	—	18				(23)	78	(22)	86
Total financial liabilities held at fair value	11,547	—	10[6,7]	—	—	2,034	(391)	1,671	(4,593)	10,277
[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 7 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses)
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 170 million and for total financial liabilities held at fair value this is a loss of € 10 million
[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains

	Jun 30, 2025
in € m.	Balance, beginning of year	Changes in the group of consolidated companies	Total gains/ losses[1]	Purchases	Sales	Issuances[2]	Settlements[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	2,964	—	(23)	991	(864)	—	(130)	697	(465)	3,170
Positive market values from derivative financial instruments	7,933	—	1,230				(162)	1,788	(2,596)	8,193
Other trading assets	6,184	—	(389)	680	(1,201)	1,017	(974)	664	(300)	5,682
Non-trading financial assets mandatory at fair value through profit or loss	5,805	—	(247)	893	(47)	375	(522)	90	(427)	5,920
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	3,383	—	(235)[5]	445	(157)	311	(483)	376	(479)	3,161
Other financial assets at fair value	12	—	(10)	—	—		—	20	—	22
Total financial assets held at fair value	26,281	—	326[6,7]	3,008	(2,269)	1,703	(2,271)	3,634	(4,266)	26,148
Financial liabilities held at fair value:
Trading securities	26	—	(6)				—	5	—	25
Negative market values from derivative financial instruments	8,707	—	18				(233)	1,471	(2,635)	7,328
Other trading liabilities	93	—	—				(93)	—	—	—
Financial liabilities designated at fair value through profit or loss	4,569	—	(203)			2,099	(649)	759	(1,302)	5,273
Other financial liabilities at fair value	(13)	—	49				(1)	(12)	(29)	(5)
Total financial liabilities held at fair value	13,382	—	(141)[6,7]	—	—	2,099	(976)	2,223	(3,965)	12,621
[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 1 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses)
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 749 million and for total financial liabilities held at fair value this is a gain of € 158 million
[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains

Breakdown of the sensitivity analysis by type of instrument	Breakdown of the sensitivity analysis by type of instrument[1]

	Jun 30, 2026		Dec 31, 2025
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	167	144	237	219
Commercial mortgage-backed securities	15	15	13	13
Mortgage and other asset-backed securities	14	14	10	9
Corporate, sovereign and other debt securities	138	115	214	197
Equity securities	109	81	102	74
Derivatives:
Credit	275	159	261	127
Equity	116	56	74	36
Interest related	763	416	660	339
Foreign Exchange	76	43	64	46
Other	239	84	222	61
Loans	426	364	475	394
Other	—	—	—	—
Total	2,171	1,346	2,094	1,294
[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table

Quantitative information about fair value (Level 3)	Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Jun 30, 2026
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	55		Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	109	881
Mortgage- and other asset-backed securities	84		Price based	Price	0%	105%
			Discounted cash flow	Credit spread (bps)	67	877
				Recovery rate	20%	85%
				Constant default rate	0%	4%
				Constant prepayment rate	1%	30%
Total mortgage- and other asset-backed securities	139	—
Debt securities and other debt obligations	5,950	4,662	Price based	Price	0%	1007%
Held for trading	4,125	19	Discounted cash flow	Credit spread (bps)	52	452
Corporate, sovereign and other debt securities	4,125
Non-trading financial assets mandatory at fair value through profit or loss	1,362
Designated at fair value through profit or loss	—	4,644
Financial assets at fair value through other comprehensive income	462
Equity securities	725	3	Market approach	Price per net asset value	0%	100%
Held for trading	76	3		Enterprise value/ EBITDA (multiple)	1	14
				Enterprise value/ Revenue (multiple)	4	8
Non-trading financial assets mandatory at fair value through profit or loss	649		Discounted cash flow	Weighted average cost capital	9%	20%
			Price based	Price	0%	75%
Loans	11,436	32	Price based	Price	0%	167%
Held for trading	7,317	32	Discounted cash flow	Credit spread (bps)	10	3,115
Non-trading financial assets mandatory at fair value through profit or loss	1,917
Designated at fair value through profit or loss	—			Recovery rate	40%	84%
Financial assets at fair value through other comprehensive income	2,202
Loan commitments		4	Discounted cash flow	Credit spread (bps)	157	984
				Recovery rate	70%	84%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,146[2]	—	Discounted cash flow	IRR	7%	13%
				Repo rate (bps.)	0	350
Total non-derivative financial instruments held at fair value	19,396	4,701
[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]Other financial assets include € 135 million of other trading assets, € 984 million of other non-trading financial assets mandatory at fair value and € 27 million other financial assets at fair value through other comprehensive income

	Dec 31, 2025
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value -Non- Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	42	—	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	194	1,019
Mortgage- and other asset-backed securities	91	—	Price based	Price	0%	105%
			Discounted cash flow	Credit spread (bps)	98	1,166
				Recovery rate	7%	85%
				Constant default rate	0%	4%
				Constant prepayment rate	1%	37%
Total mortgage- and other asset-backed securities	133	—
Debt securities and other debt obligations	5,320	5,503	Price based	Price	0%	300%
Held for trading	3,447	19	Discounted cash flow	Credit spread (bps)	5	696
Corporate, sovereign and other debt securities	3,447
Non-trading financial assets mandatory at fair value through profit or loss	1,474
Designated at fair value through profit or loss	—	5,484
Financial assets at fair value through other comprehensive income	399
Equity securities	816	4	Market approach	Price per net asset value	0%	100%
Held for trading	55	4		Enterprise value/ EBITDA (multiple)	1	14
				Enterprise value/ Revenue (multiple)	4	14
Non-trading financial assets mandatory at fair value through profit or loss	761		Discounted cash flow	Weighted average cost capital	9%	20%
			Price based	Price	0%	2500%
Loans	11,293	2	Price based	Price	0%	300%
Held for trading	6,913	2	Discounted cash flow	Credit spread (bps)	94	3,106
Non-trading financial assets mandatory at fair value through profit or loss	2,490
Designated at fair value through profit or loss	—	—		Recovery rate	40%	75%
Financial assets at fair value through other comprehensive income	1,890
Loan commitments	—	2	Discounted cash flow	Credit spread (bps)	153	978
				Recovery rate	70%	84%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,172[2]	61[3]	Discounted cash flow	IRR	7%	13%
				Repo rate (bps)	8	285
Total non-derivative financial instruments held at fair value	18,734	5,572
[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]Other financial assets include € 157 million of other trading assets, € 1 billion of other non-trading financial assets mandatory at fair value, and € 59 million other financial assets at fair value through other comprehensive income
[3]Other financial liabilities include € 61 million of securities sold under repurchase agreements designated at fair value

	Jun 30, 2026
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,187	2,872	Discounted cash flow	Swap rate (bps)	(1,245)	4,085
				Inflation swap rate	0%	9%
				Constant default rate	2%	5%
				Constant prepayment rate	3%	7%
			Option pricing model	Inflation volatility	0%	7%
				Interest rate volatility	0%	3%
				IR - IR correlation	(25%)	96%
				Hybrid correlation	(56%)	95%
Credit derivatives	706	611	Discounted cash flow	Credit spread (bps)	1	3,095
				Recovery rate	15%	82%
			Option pricing model	Credit volatility	5%	90%
			Correlation pricing model	Credit correlation
Equity derivatives	484	619	Option pricing model	Stock volatility	46%	68%
				Index volatility	2%	49%
				Index - index correlation
				Stock - stock correlation
				Stock Forwards	0%	1%
				Index Forwards	0%	10%
FX derivatives	1,519	1,107	Option pricing model	Volatility	(15%)	47%
				Quoted Vol
			Discounted cash flow	Swap rate (bps)	(14)	100
Other derivatives	696	367[1]	Discounted cash flow	Credit spread (bps)	230	717
			Option pricing model	Index volatility	1%	110%
				Price
				Commodity correlation	42%	87%
Total market values from derivative financial instruments	7,592	5,576
[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated

	Dec 31, 2025
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	3,798	2,950	Discounted cash flow	Swap rate (bps)	(720)	3,818
				Inflation swap rate	0%	8%
				Constant default rate	1%	11%
				Constant prepayment rate	2%	16%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	2%
				IR - IR correlation	(10%)	95%
				Hybrid correlation	(56%)	95%
Credit derivatives	556	603	Discounted cash flow	Credit spread (bps)	12	1,277
				Recovery rate	15%	94%
			Option pricing model	Credit volatility	5%	90%
			Correlation pricing model	Credit correlation	0%	0%
Equity derivatives	481	572	Option pricing model	Stock volatility	1%	101%
				Index volatility	6%	17%
				Index - index correlation	0%	0%
				Stock - stock correlation	0%	0%
				Stock Forwards	0%	5%
				Index Forwards	0%	6%
FX derivatives	1,523	1,561	Option pricing model	Volatility	(9%)	57%
				Quoted Vol	0%	0%
			Discounted cash flow	Swap rate (bps)	(2)	100
Other derivatives	673	289[1]	Discounted cash flow	Credit spread (bps)	201	568
			Option pricing model	Index volatility	0%	116%
				Price	0%	677%
				Commodity correlation	(22%)	98%
Total market values from derivative financial instruments	7,030	5,974
[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
Unrealized gains or losses on Level 3 instruments held or in issue at the reporting date

	Six months ended
in € m.	Jun 30, 2026	Jun 30, 2025
Financial assets held at fair value:
Trading securities	191	34
Positive market values from derivative financial instruments	633	1,725
Other trading assets	(5)	(189)
Non-trading financial assets mandatory at fair value through profit or loss	107	(7)
Financial assets designated at fair value through profit or loss	—	—
Financial assets at fair value through other comprehensive income	1	—
Other financial assets at fair value	(2)	9
Total financial assets held at fair value	925	1,572
Financial liabilities held at fair value:
Trading securities	1	6
Negative market values from derivative financial instruments	(375)	(761)
Other trading liabilities	2	—
Financial liabilities designated at fair value through profit or loss	(34)	200
Other financial liabilities at fair value	(19)	(54)
Total financial liabilities held at fair value	(425)	(610)
Total	500	962

Recognitions of trade date profit

in € m.	Jun 30, 2026	Jun 30, 2025
Balance, beginning of year	866	691
New trades during the period	268	215
Amortization	(147)	(118)
Matured trades	(101)	(35)
Subsequent move to observability[1]	(69)	(26)
Exchange rate changes	1	(5)
Balance, end of period	818	723
[1]This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date